UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2015

MFS® EMERGING MARKETS DEBT FUND

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Sharply lower oil prices continue to affect the global economy, adding to widespread deflationary pressures around the globe.

The United States — with a relatively strong labor market and solid growth prospects — continues to diverge from much of the rest of the developed world.

As the year began, a number of central banks introduced stimulus programs and accommodative monetary policies, led by the European Central Bank (ECB), which announced a large quantitative easing program in January.

In Asia, the Chinese economy remains a source of concern as key economic growth indicators continue to fall.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

March 17, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	51.8%
Emerging Markets Corporate Bonds	20.4%
Other Government Entity-Emerging Markets Quasi Government	18.1%
Developed Markets Corporate Bonds	1.2%
Sovereign Developed Markets	1.1%
U.S. Government Securities Hedge (t)	(0.9)%

Composition including fixed income credit quality (a)(i)
AA	2.0%
A	2.8%
BBB	52.5%
BB	20.1%
B	11.6%
CCC	2.8%
C	0.1%
Not Rated	(0.2)%
Cash & Other	8.3%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	10.8 yrs.

Issuer country weightings (i)(x)
Mexico	13.3%
Indonesia	9.5%
Turkey	7.6%
United States (includes Cash & Other)	7.3%
Russia	6.1%
Brazil	5.1%
Chile	4.3%
Hungary	4.2%
Kazakhstan	3.8%
Other Countries	38.8%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts and options on U.S. Treasury futures contracts with a bond equivalent exposure of (0.9)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 1/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2014 through January 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2014 through January 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/14	Ending Account Value 1/31/15	Expenses Paid During Period (p) 8/01/14-1/31/15
A	Actual	1.09%	$1,000.00	$970.51	$5.41
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
B	Actual	1.84%	$1,000.00	$967.06	$9.12
	Hypothetical (h)	1.84%	$1,000.00	$1,015.93	$9.35
C	Actual	1.84%	$1,000.00	$966.99	$9.12
	Hypothetical (h)	1.84%	$1,000.00	$1,015.93	$9.35
I	Actual	0.84%	$1,000.00	$971.60	$4.17
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R1	Actual	1.84%	$1,000.00	$967.06	$9.12
	Hypothetical (h)	1.84%	$1,000.00	$1,015.93	$9.35
R2	Actual	1.34%	$1,000.00	$969.46	$6.65
	Hypothetical (h)	1.34%	$1,000.00	$1,018.45	$6.82
R3	Actual	1.09%	$1,000.00	$970.51	$5.41
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
R4	Actual	0.84%	$1,000.00	$971.73	$4.17
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R5	Actual	0.73%	$1,000.00	$972.22	$3.63
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 90.5%
Issuer	Shares/Par	Value ($)

Angola - 0.1%
Republic of Angola, 7%, 8/16/19	$3,342,000	$3,241,740

Argentina - 0.5%
Republic of Argentina, 7%, 10/03/15	$23,248,000	$22,875,386
Republic of Argentina, 7%, 4/17/17	5,288,000	4,984,968

		$27,860,354
Azerbaijan - 0.2%
State Oil Company of Azerbaijan Republic, 4.75%, 3/13/23	$11,145,000	$10,087,261

Bahamas - 0.4%
Commonwealth of Bahamas, 5.75%, 1/16/24	$2,870,000	$3,065,017
Commonwealth of Bahamas, 6.95%, 11/20/29	8,953,000	10,385,480
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	5,395,000	5,502,900

		$18,953,397
Bahrain - 0.2%
Kingdom of Bahrain, 6%, 9/19/44 (n)	$13,004,000	$12,613,880

Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)	$15,349,000	$15,790,284

Bolivia - 0.1%
Government of Bolivia, 5.95%, 8/22/23 (n)	$7,328,000	$7,511,200

Brazil - 4.2%
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)	$10,264,000	$7,256,648
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	20,646,000	20,826,653
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)	9,855,000	9,707,175
BRF S.A., 5.875%, 6/06/22	2,457,000	2,647,983
BRF S.A., 3.95%, 5/22/23	2,887,000	2,763,436
BRF S.A., 3.95%, 5/22/23 (n)	4,598,000	4,401,206
BRF S.A., 4.75%, 5/22/24 (n)	7,438,000	7,428,331
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	14,082,000	10,667,115
Cimpor Financial Operations B.V., 5.75%, 7/17/24	3,200,000	2,424,000
Cosan Luxembourg S.A., 5%, 3/14/23 (n)	6,862,000	5,920,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brazil - continued
Federative Republic of Brazil, 4.25%, 1/07/25		$22,383,000	$22,327,043
Federative Republic of Brazil, 8.25%, 1/20/34		8,921,000	12,320,347
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/22 (n)		2,227,000	2,310,513
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)		3,747,000	3,789,566
Globo Comunicacoes e Participacoes S.A., 6.25%, 7/29/49		17,256,000	17,452,028
JBS Investments GmbH, 7.75%, 10/28/20 (n)		2,735,000	2,816,230
Minerva Luxembourg S.A., 7.75%, 1/31/23		12,370,000	11,906,125
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		4,476,000	4,308,150
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	30,292,000	10,243,607
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)		$6,037,000	4,422,103
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		6,741,612	4,584,296
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		7,043,303	5,050,048
Petrobras Global Finance B.V., 6.25%, 3/17/24		5,958,000	5,382,040
QGOG Constellation S.A., 6.25%, 11/09/19		5,999,000	2,742,743
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		17,752,000	8,116,214
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		10,748,000	10,210,600
Tupy Overseas S.A., 6.625%, 7/17/24		4,024,000	3,692,020
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		9,424,000	8,646,520

			$214,363,274
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		$10,976,000	$9,521,680
First Quantum Minerals Ltd., 7.25%, 10/15/19		562,000	487,535
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		5,894,000	4,921,490

			$14,930,705
Chile - 4.3%
AES Gener S.A., 8.375%, 12/18/73		$3,624,000	$3,913,920
AES Gener S.A., 8.375% to 2019, FRN to 12/18/73 (n)		8,244,000	8,903,520
Cencosud S.A., 4.875%, 1/20/23 (n)		3,930,000	3,923,626
Cencosud S.A., 4.875%, 1/20/23		7,571,000	7,558,720
Colbun S.A., 4.5%, 7/10/24 (n)		4,574,000	4,679,101
Corpbanca, 3.875%, 9/22/19 (n)		12,264,000	12,268,194
E.CL S.A., 5.625%, 1/15/21		14,706,000	16,241,953
E.CL S.A., 4.5%, 1/29/25 (n)		10,672,000	10,852,826
Embotelladora Andina S.A., 5%, 10/01/23 (n)		9,329,000	9,979,651
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)		5,813,000	6,171,877
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		11,910,000	11,990,988
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		13,041,000	13,440,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chile - continued
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	$13,277,000	$13,533,127
Empresa Nacional del Petroleo, 6.25%, 7/08/19	5,292,000	5,891,330
Empresa Nacional del Petroleo, 5.25%, 8/10/20	5,314,000	5,648,320
Empresa Nacional del Petroleo, 4.75%, 12/06/21	1,225,000	1,272,082
Empresa Nacional del Petroleo, 4.375%, 10/30/24	1,800,000	1,797,133
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	14,435,000	14,412,005
GNL Quintero S.A., 4.634%, 7/31/29 (n)	14,129,000	14,619,177
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)	6,405,000	6,361,709
Sociedad Quimica y Minera de Chile S.A., 4.375%, 1/28/25 (n)	7,649,000	7,520,413
Transelec S.A., 4.625%, 7/26/23 (n)	13,301,000	14,052,467
Transelec S.A., 4.25%, 1/14/25 (n)	7,129,000	7,234,965
VTR Finance B.V., 6.875%, 1/15/24	3,661,000	3,670,336
VTR Finance B.V., 6.875%, 1/15/24 (n)	12,023,000	12,053,659

		$217,992,040
China - 2.5%
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)	$13,947,000	$14,432,314
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	13,148,000	13,081,248
Export-Import Bank of China, 3.625%, 7/31/24 (n)	21,025,000	22,258,495
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23	11,397,000	11,212,676
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	8,203,000	8,607,121
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/23	8,954,000	9,705,151
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	8,922,000	9,713,399
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	5,055,000	5,082,054
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	17,864,000	19,508,363
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (n)	13,032,000	15,174,187

		$128,775,008
Colombia - 1.8%
Ecopetrol S.A., 5.875%, 5/28/45	$2,395,000	$2,299,200
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)	4,796,000	5,107,740
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21	8,004,000	8,524,260
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	7,508,000	7,038,750
Millicom International Cellular S.A., 4.75%, 5/22/20	300,000	281,250
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	14,680,000	15,010,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Colombia - continued
Oleoducto Central S.A., 4%, 5/07/21 (n)	$12,358,000	$11,925,470
Oleoducto Central S.A., 4%, 5/07/21	7,824,000	7,550,160
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	4,105,000	2,668,250
Pacific Rubiales Energy Corp., 5.125%, 3/28/23	2,292,000	1,246,848
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	5,929,000	3,225,376
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)	10,752,000	6,128,640
Republic of Colombia, 4%, 2/26/24	9,697,000	10,060,638
Republic of Colombia, 6.125%, 1/18/41	3,776,000	4,587,840
Republic of Colombia, 5%, 6/15/45	7,542,000	7,975,665

		$93,630,387
Cote d’Ivoire - 0.9%
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)	$17,379,000	$16,336,260
Republic of Cote d’Ivoire, 5.75%, 12/31/32	28,816,000	27,092,803

		$43,429,063
Croatia - 1.6%
Republic of Croatia, 6%, 1/26/24	$626,000	$686,566
Republic of Croatia, 6.625%, 7/14/20	9,256,000	10,199,001
Republic of Croatia, 6.375%, 3/24/21	16,233,000	17,837,957
Republic of Croatia, 5.5%, 4/04/23 (n)	15,645,000	16,525,031
Republic of Croatia, 6%, 1/26/24 (n)	35,609,000	39,054,171

		$84,302,726
Dominican Republic - 3.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$16,235,000	$15,976,052
Dominican Republic, 7.5%, 5/06/21 (n)	1,130,000	1,268,425
Dominican Republic, 7.5%, 5/06/21	19,658,000	22,066,105
Dominican Republic, 6.6%, 1/28/24 (n)	11,006,000	11,996,540
Dominican Republic, 5.875%, 4/18/24 (n)	20,593,000	21,725,615
Dominican Republic, 5.875%, 4/18/24	6,532,000	6,891,260
Dominican Republic, 5.5%, 1/27/25 (z)	16,556,000	16,762,950
Dominican Republic, 8.625%, 4/20/27	20,687,000	24,410,660
Dominican Republic, 7.45%, 4/30/44 (n)	19,033,000	20,936,300
Dominican Republic, 6.85%, 1/27/45 (z)	14,335,000	14,478,350

		$156,512,257
Ecuador - 0.4%
Empresa Publica de Hidrocarburos del Ecuador, FRN, 5.885%, 9/24/19	$2,957,000	$2,543,020
Republic of Ecuador, 7.95%, 6/20/24	6,700,000	5,929,500
Republic of Ecuador, 7.95%, 6/20/24 (n)	12,647,000	11,192,595

		$19,665,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 12/01/19 (n)	$1,916,000	$2,098,020
Republic of El Salvador, 7.375%, 12/01/19	500,000	547,500
Republic of El Salvador, 7.75%, 1/24/23	2,635,000	2,994,019
Republic of El Salvador, 6.375%, 1/18/27 (n)	9,301,000	9,533,525

		$15,173,064
Ethiopia - 0.3%
Federal Republic of Ethiopia, 6.625%, 12/11/24 (z)	$14,019,000	$13,738,620

Gabon - 0.4%
Gabonese Republic, 6.375%, 12/12/24	$10,289,000	$9,671,660
Gabonese Republic, 6.375%, 12/12/24 (n)	8,868,000	8,335,920

		$18,007,580
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 7/11/22 (n)	$1,703,000	$1,782,019
Republic of Georgia, 6.875%, 4/12/21 (n)	3,695,000	4,018,313

		$5,800,332
Guatemala - 1.2%
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	$9,235,000	$9,766,013
Central American Bottling Corp., 6.75%, 2/09/22 (n)	14,536,000	15,353,069
Comcel Trust, 6.875%, 2/06/24 (n)	13,801,000	14,284,035
Industrial Senior Trust, 5.5%, 11/01/22 (n)	12,573,000	12,431,554
Republic of Guatemala, 5.75%, 6/06/22 (n)	5,405,000	6,026,575
Republic of Guatemala, 4.875%, 2/13/28	500,000	522,500
Republic of Guatemala, 4.875%, 2/13/28 (n)	5,076,000	5,304,420

		$63,688,166
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/20	$2,969,000	$3,285,466
Republic of Honduras, 8.75%, 12/16/20 (n)	7,777,000	8,605,950
Republic of Honduras, 7.5%, 3/15/24	11,518,000	12,093,900

		$23,985,316
Hungary - 4.2%
Hungarian Development Bank, 6.25%, 10/21/20	$3,400,000	$3,825,660
Hungarian Development Bank, 6.25%, 10/21/20 (n)	13,985,000	15,735,838
Hungarian Export-Import Bank PLC, 4%, 1/30/20	5,448,000	5,488,860
Magyar Export-Import Bank PLC, 5.5%, 2/12/18 (n)	2,040,000	2,174,905
Magyar Export-Import Bank PLC, 5.5%, 2/12/18	10,091,000	10,758,318
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	14,695,000	14,805,213
Republic of Hungary, 6.375%, 3/29/21	26,812,000	31,490,158
Republic of Hungary, 5.375%, 2/21/23	43,394,000	48,905,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Hungary - continued
Republic of Hungary, 5.75%, 11/22/23		$28,954,000	$33,573,032
Republic of Hungary, 5.375%, 3/25/24		26,132,000	29,777,414
Republic of Hungary, 7.625%, 3/29/41		11,888,000	17,594,240

			$214,128,676
Iceland - 0.9%
Republic of Iceland, 5.875%, 5/11/22 (n)		$14,484,000	$16,490,744
Republic of Iceland, 5.875%, 5/11/22		24,773,000	28,205,274

			$44,696,018
India - 1.3%
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)		$12,696,000	$14,327,055
Greenko Dutch B.V., 8%, 8/01/19 (n)		17,531,000	15,558,763
ONGC Videsh Ltd., 3.75%, 5/07/23		24,486,000	24,358,942
Reliance Industries Ltd., 4.125%, 1/28/25 (z)		12,040,000	12,175,450

			$66,420,210
Indonesia - 9.4%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$5,886,000	$6,202,667
Listrindo Capital B.V., 6.95%, 2/21/19		6,391,000	6,734,836
Pertamina PT, 5.25%, 5/23/21		6,929,000	7,327,418
Pertamina PT, 4.875%, 5/03/22		10,487,000	10,836,217
Pertamina PT, 4.3%, 5/20/23		11,793,000	11,704,553
Pertamina PT, 6%, 5/03/42		22,639,000	23,148,378
Pertamina PT, 5.625%, 5/20/43 (n)		10,968,000	10,830,900
Pertamina PT, 6.45%, 5/30/44 (n)		6,092,000	6,655,510
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)		7,476,000	7,803,075
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		15,493,000	16,345,115
PT Perusahaan Listrik Negara, 5.25%, 10/24/42		20,644,000	19,560,190
Republic of Indonesia, 6.875%, 1/17/18		15,522,000	17,559,263
Republic of Indonesia, 11.625%, 3/04/19 (n)		599,000	801,911
Republic of Indonesia, 11.625%, 3/04/19		7,416,000	9,928,170
Republic of Indonesia, 7.875%, 4/15/19	IDR	157,445,000,000	12,895,140
Republic of Indonesia, 5.875%, 3/13/20 (n)		$2,881,000	3,248,328
Republic of Indonesia, 5.875%, 3/13/20		32,030,000	36,113,825
Republic of Indonesia, 4.875%, 5/05/21 (n)		35,749,000	38,787,665
Republic of Indonesia, 4.875%, 5/05/21		31,529,000	34,208,965
Republic of Indonesia, 3.75%, 4/25/22 (n)		11,897,000	12,015,970
Republic of Indonesia, 3.75%, 4/25/22		14,638,000	14,784,380
Republic of Indonesia, 3.375%, 4/15/23 (n)		2,162,000	2,116,058
Republic of Indonesia, 3.375%, 4/15/23		23,102,000	22,611,083
Republic of Indonesia, 5.375%, 10/17/23 (n)		31,122,000	34,778,835
Republic of Indonesia, 5.375%, 10/17/23		4,656,000	5,203,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Indonesia - continued
Republic of Indonesia, 5.875%, 1/15/24 (n)		$12,481,000	$14,446,758
Republic of Indonesia, 5.875%, 1/15/24		8,287,000	9,592,203
Republic of Indonesia, 4.125%, 1/15/25 (z)		16,450,000	16,902,375
Republic of Indonesia, 9%, 3/15/29	IDR	188,091,000,000	17,149,801
Republic of Indonesia, 8.5%, 10/12/35		$5,463,000	7,975,980
Republic of Indonesia, 4.625%, 4/15/43		9,361,000	9,197,183
Republic of Indonesia, 6.75%, 1/15/44 (n)		13,135,000	16,944,150
Republic of Indonesia, 5.125%, 1/15/45 (z)		14,490,000	15,359,400

			$479,769,382
Israel - 0.7%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$3,910,000	$3,988,200
B Communications Ltd., 7.375%, 2/15/21 (n)		5,716,000	5,973,220
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		11,739,000	11,927,998
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		6,317,000	6,696,020
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		5,754,000	6,579,239

			$35,164,677
Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 9/01/17 (n)		$3,779,000	$3,835,685
Digicel Group Ltd., 8.25%, 9/01/17		3,763,000	3,819,445
Digicel Group Ltd., 8.25%, 9/30/20 (n)		3,822,000	3,718,806
Digicel Group Ltd., 6%, 4/15/21 (n)		2,638,000	2,473,125
Digicel Group Ltd., 7.125%, 4/01/22 (n)		4,840,000	4,384,798
Government of Jamaica, 7.625%, 7/09/25		11,665,000	12,685,688

			$30,917,547
Kazakhstan - 3.7%
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)		$34,604,000	$28,115,750
Development Bank of Kazakhstan, 4.125%, 12/10/22		43,347,000	35,219,438
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		7,239,000	7,148,513
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		9,952,000	9,433,600
KazAgro National Management Holding, 4.625%, 5/24/23		3,092,000	2,513,610
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		39,646,000	32,229,819
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		11,946,000	10,845,176
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42		13,869,000	12,590,972
KazMunayGas National Co., 5.75%, 4/30/43		2,710,000	2,181,658
KazMunayGas National Co., 5.75%, 4/30/43 (n)		2,647,000	2,130,941
KazMunayGas National Co., 6%, 11/07/44 (n)		13,783,000	11,302,060
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		12,343,000	9,874,400
Republic of Kazakhstan, 3.875%, 10/14/24		21,395,000	19,389,219
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		8,715,000	7,897,969

			$190,873,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Kenya - 0.3%
Republic of Kenya, 6.875%, 6/24/24 (n)	$13,959,000	$14,517,360

Latvia - 0.1%
Republic of Latvia, 5.25%, 6/16/21	$5,621,000	$6,499,281

Lithuania - 0.5%
Republic of Lithuania, 6.125%, 3/09/21 (n)	$13,974,000	$16,681,463
Republic of Lithuania, 6.625%, 2/01/22 (n)	6,142,000	7,639,113
Republic of Lithuania, 6.625%, 2/01/22	800,000	995,000

		$25,315,576
Macau - 0.1%
Wynn Macau Ltd., 5.25%, 10/15/21 (n)	$6,120,000	$5,955,525

Malaysia - 0.1%
Petronas Capital Ltd., 5.25%, 8/12/19 (n)	$1,490,000	$1,663,403
Petronas Capital Ltd., 5.25%, 8/12/19	3,442,000	3,842,573

		$5,505,976
Mexico - 13.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$5,806,000	$6,035,337
Alfa S.A.B de C.V., 6.875%, 3/25/44 (n)	7,647,000	8,144,055
Alfa S.A.B de C.V., 6.875%, 3/25/44	310,000	330,150
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	17,313,000	17,177,959
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	5,632,000	6,243,072
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	9,551,000	10,796,259
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22	14,665,000	16,577,023
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	6,999,000	7,068,990
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	5,096,000	5,261,620
Comision Federal de Electricidad , 4.875%, 1/15/24	11,045,000	11,685,610
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)	7,846,000	8,434,450
Comision Federal de Electricidad, 4.875%, 5/26/21	4,100,000	4,407,500
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	18,639,000	19,720,062
Comision Federal de Electricidad, 5.75%, 2/14/42	3,946,000	4,301,140
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	12,136,000	13,228,240
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	13,054,000	12,482,888
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	2,932,000	2,672,811
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17	3,190,000	2,908,004
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	12,958,000	9,316,802
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	21,560,000	15,118,950
Fomento Economico Mexicano S.A.B. de C.V., 2.875%, 5/10/23	2,200,000	2,100,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		$13,498,000	$14,105,410
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		3,284,000	3,481,040
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		13,737,000	14,561,220
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)		9,732,000	9,780,660
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22		5,749,000	5,777,745
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17 (n)		13,981,000	13,561,570
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		1,900,000	1,843,000
Metalsa S.A. de C.V., 4.9%, 4/24/23		10,727,000	9,623,621
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		9,645,000	10,283,981
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		9,852,000	9,541,662
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		14,974,000	15,797,570
Offshore Drilling Holding S.A., 8.625%, 9/20/20		12,919,000	8,939,948
Pemex Project Funding Master Trust, 6.625%, 6/15/35		9,273,000	10,638,913
Petroleos Mexicanos, 6%, 3/05/20		9,064,000	10,183,404
Petroleos Mexicanos, 5.5%, 1/21/21		4,833,000	5,222,057
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		9,267,000	9,126,142
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		8,665,000	8,708,325
Petroleos Mexicanos, 6.375%, 1/23/45		6,063,000	6,753,576
Petroleos Mexicanos, 5.625%, 1/23/46 (z)		15,359,000	15,701,506
Petroleos Mexicanos, FRN, 2.276%, 7/18/18		12,181,000	12,187,091
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	312,510,000	20,232,560
United Mexican States, 8.5%, 12/13/18	MXN	68,300,000	5,211,997
United Mexican States, 3.625%, 3/15/22		$119,624,000	123,152,908
United Mexican States, 4%, 10/02/23		85,532,000	90,450,090
United Mexican States, 3.6%, 1/30/25		29,639,000	30,454,073
United Mexican States, 6.05%, 1/11/40		4,548,000	5,810,070
United Mexican States, 4.6%, 1/23/46		3,184,000	3,398,920
United Mexican States, 5.75%, 10/12/10		9,531,000	10,770,030

			$669,310,571
Morocco - 0.3%
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		$14,920,000	$16,859,600

Nigeria - 0.1%
Afren PLC, 10.25%, 4/08/19		$400,000	$136,000
Afren PLC, 10.25%, 4/08/19 (n)		8,067,000	2,742,780
Afren PLC, 6.625%, 12/09/20 (n)		3,859,000	1,312,060

			$4,190,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Panama - 1.1%
MMG S.A., 6.75%, 3/28/23 (n)	$4,800,000	$4,512,000
Panama Canal Railway Co., 7%, 11/01/26 (n)	1,033,350	1,049,367
Panama Canal Railway Co., 7%, 11/01/26	4,874,590	4,950,146
Republic of Panama, 5.2%, 1/30/20	7,828,000	8,739,962
Republic of Panama, 4%, 9/22/24	9,148,000	9,628,270
Republic of Panama, 7.125%, 1/29/26	4,373,000	5,805,158
Republic of Panama, 8.875%, 9/30/27	5,232,000	7,795,680
Republic of Panama, 9.375%, 4/01/29	5,304,000	8,314,020
Republic of Panama, 6.7%, 1/26/36	3,005,000	4,064,263

		$54,858,866
Paraguay - 0.8%
Republic of Paraguay, 4.625%, 1/25/23 (n)	$1,399,000	$1,442,719
Republic of Paraguay, 4.625%, 1/25/23	8,302,000	8,561,438
Republic of Paraguay, 6.1%, 8/11/44 (n)	13,144,000	14,441,970
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	13,819,000	14,194,739
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22	1,577,000	1,619,879

		$40,260,745
Peru - 3.5%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$8,825,000	$9,519,969
Banco de Credito del Peru, FRN, 6.125%, 4/24/27	1,180,000	1,272,925
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	4,860,000	5,163,750
BBVA Banco Continental S.A., 5%, 8/26/22	986,000	1,047,625
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	15,972,000	16,850,460
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	13,478,000	13,949,730
Corporacion Lindley S.A., 6.75%, 11/23/21	4,902,000	5,294,160
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	5,198,000	5,613,840
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	7,079,000	6,866,630
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)	6,728,000	6,564,375
El Fondo Mivivienda S.A., 3.5%, 1/31/23	13,087,000	12,768,724
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23	3,396,000	3,387,510
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	2,457,375	2,952,536
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)	149,595	179,738
Inkia Energy Ltd., 8.375%, 4/04/21	12,410,000	13,030,500
InRetail Consumer, 5.25%, 10/10/21 (n)	5,039,000	5,076,793
InRetail Shopping Malls Co., 6.5%, 7/09/21 (n)	1,937,000	2,039,661
Republic of Peru, 7.35%, 7/21/25	6,423,000	8,719,223
Republic of Peru, 5.625%, 11/18/50	13,202,000	16,271,465
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)	10,717,000	11,306,435
Southern Copper Corp., 6.75%, 4/16/40	3,608,000	3,796,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Peru - continued
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$14,310,000	$13,894,295
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	14,426,000	14,281,740

		$179,848,234
Philippines - 3.5%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)	$2,747,000	$3,663,811
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	11,410,000	15,218,088
Republic of Philippines, 6.375%, 1/15/32	22,150,000	30,456,250
Republic of Philippines, 6.375%, 10/23/34	33,447,000	47,452,931
Republic of Philippines, 3.95%, 1/20/40	73,454,000	80,707,583

		$177,498,663
Poland - 0.7%
Eileme 2 AB, 11.625%, 1/31/20 (n)	$4,989,000	$5,645,423
PKO Finance AB, 4.63%, 9/26/22 (n)	6,475,000	6,839,219
Republic of Poland, 5.125%, 4/21/21	10,018,000	11,495,655
Republic of Poland, 5%, 3/23/22	10,356,000	11,884,546

		$35,864,843
Qatar - 0.4%
Qtel International Finance Ltd., 3.875%, 1/31/28 (n)	$3,916,000	$3,897,047
Qtel International Finance Ltd., 3.875%, 1/31/28	293,000	291,582
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20	2,940,292	3,179,191
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 9/30/27	4,952,000	5,750,361
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 9/30/27	4,904,000	5,890,930

		$19,009,111
Romania - 1.1%
Republic of Romania, 6.75%, 2/07/22 (n)	$6,568,000	$8,058,936
Republic of Romania, 6.75%, 2/07/22	6,814,000	8,360,778
Republic of Romania, 4.375%, 8/22/23 (n)	13,978,000	15,194,086
Republic of Romania, 4.375%, 8/22/23	9,218,000	10,019,966
Republic of Romania, 4.875%, 1/22/24 (n)	4,362,000	4,913,357
Republic of Romania, 6.125%, 1/22/44 (n)	5,526,000	7,370,303

		$53,917,426
Russia - 6.0%
Far East Capital Ltd. S.A., 8%, 5/02/18	$4,906,000	$1,717,100
Far East Capital Ltd. S.A., 8.75%, 5/02/20	600,000	198,000
Far Eastern Shipping Co., 8%, 5/02/18 (n)	6,284,000	2,199,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Russia - continued
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)		$3,806,000	$1,255,980
Gaz Capital S.A., 4.95%, 2/06/28 (n)		7,112,000	5,306,121
Gaz Capital S.A., 7.288%, 8/16/37		5,713,000	4,886,329
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		11,292,000	8,598,858
LUKOIL International Finance B.V., 4.563%, 4/24/23		682,000	519,343
Metalloinvest Finance Ltd., 5.625%, 4/17/20		400,000	302,848
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		12,197,000	9,234,593
Mobile TeleSystems OJSC, 8.625%, 6/22/20		5,343,000	5,138,149
MTS International Funding Ltd., 5%, 5/30/23 (n)		6,344,000	4,970,524
Russian Federation, 5%, 4/29/20 (n)		22,500,000	19,921,500
Russian Federation, 5%, 4/29/20		15,000,000	13,281,000
Russian Federation, 4.5%, 4/04/22		29,400,000	24,747,744
Russian Federation, 4.875%, 9/16/23 (n)		16,200,000	13,656,600
Russian Federation, 4.875%, 9/16/23		43,000,000	36,249,000
Russian Federation, 7.5%, 3/31/30		138,527,773	139,302,974
Russian Federation, 5.875%, 9/16/43 (n)		5,400,000	4,455,000
Russian Federation, 5.875%, 9/16/43		1,000,000	825,000
VimpelCom Ltd., 7.504%, 3/01/22		12,860,000	10,687,689

			$307,453,752
Serbia - 0.7%
Republic of Serbia, 4.875%, 2/25/20		$3,468,000	$3,537,360
Republic of Serbia, 6.75%, 11/01/24		31,293,262	31,740,756

			$35,278,116
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/22		$900,000	$931,227
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		14,530,000	15,034,147

			$15,965,374
South Africa - 0.6%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		$2,743,000	$2,736,143
Eskom Holdings SOC Ltd., 6.75%, 8/06/23		5,048,000	5,112,110
Republic of South Africa, 6.875%, 5/27/19		4,545,000	5,209,706
Republic of South Africa, 5.875%, 9/16/25		9,247,000	10,726,520
Republic of South Africa, 3.75%, 7/24/26	EUR	6,571,000	8,028,528

			$31,813,007
Sri Lanka - 0.4%
National Savings Bank, 8.875%, 9/18/18 (n)		$767,000	$845,618
National Savings Bank, 8.875%, 9/18/18		1,945,000	2,144,363
Republic of Sri Lanka, 6.25%, 10/04/20 (n)		2,677,000	2,827,581
Republic of Sri Lanka, 6.25%, 10/04/20		6,858,000	7,243,763
Republic of Sri Lanka, 6.25%, 7/27/21		6,086,000	6,435,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Sri Lanka - continued
Republic of Sri Lanka, 5.875%, 7/25/22	$1,420,000	$1,480,350

		$20,977,620
Trinidad & Tobago - 0.4%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$15,994,000	$15,354,240
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	7,178,125	7,196,070

		$22,550,310
Tunisia - 0.3%
Banque Centrale de Tunisie, 5.75%, 1/30/25 (z)	$14,420,000	$14,636,300

Turkey - 7.4%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$5,412,000	$4,892,448
Export Credit Bank of Turkey A.S., 5%, 9/23/21	7,641,000	7,841,576
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	17,013,000	17,459,591
Republic of Turkey, 7.5%, 11/07/19	18,125,000	21,479,938
Republic of Turkey, 7%, 6/05/20	27,206,000	31,930,050
Republic of Turkey, 5.625%, 3/30/21	33,474,000	37,219,741
Republic of Turkey, 5.125%, 3/25/22	26,380,000	28,622,300
Republic of Turkey, 6.25%, 9/26/22	23,469,000	27,277,315
Republic of Turkey, 3.25%, 3/23/23	4,320,000	4,174,200
Republic of Turkey, 5.75%, 3/22/24	45,666,000	52,287,570
Republic of Turkey, 7.375%, 2/05/25	50,982,000	64,986,755
Republic of Turkey, 6%, 1/14/41	24,739,000	29,624,953
Republic of Turkey, 4.875%, 4/16/43	14,569,000	15,241,359
Republic of Turkey, 6.625%, 2/17/45	17,583,000	22,819,217
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	1,408,000	1,503,040
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (z)	12,773,000	12,659,703

		$380,019,756
United Arab Emirates - 0.1%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$8,032,000	$7,101,252

United Kingdom - 0.1%
Tullow Oil PLC, 6.25%, 4/15/22 (n)	$8,382,000	$7,040,880

Uruguay - 1.1%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	$15,462,000	$14,766,210
Oriental Republic of Uruguay, 4.5%, 8/14/24	39,670,233	43,419,070

		$58,185,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Venezuela - 2.5%
Republic of Venezuela, 7%, 12/01/18	$2,681,000	$938,350
Republic of Venezuela, 7.75%, 10/13/19	37,344,000	12,230,160
Republic of Venezuela, 9%, 5/07/23	6,783,000	2,255,348
Republic of Venezuela, 8.25%, 10/13/24	21,802,000	7,140,155
Republic of Venezuela, 7.65%, 4/21/25	23,853,000	7,692,593
Republic of Venezuela, 11.75%, 10/21/26	23,668,000	8,461,310
Republic of Venezuela, 9.25%, 9/15/27	91,711,000	33,933,070
Republic of Venezuela, 11.95%, 8/05/31	50,707,000	18,381,288
Republic of Venezuela, 7%, 3/31/38	108,351,000	34,401,443

		$125,433,717
Vietnam - 0.4%
Republic of Vietnam, 6.75%, 1/29/20	$6,355,000	$7,173,176
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)	11,993,000	12,622,633

		$19,795,809
Total Bonds (Identified Cost, $4,641,775,555)		$4,627,685,194

Loans - 0.1%
Brazil - 0.1%
State of Santa Catarina, 4%, 12/27/22 (Identified Cost, $7,656,169)	7,276,811	$7,086,158

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - March 2015 @ EUR 0.8977 (Premiums Paid, $775,056)	$50,832,934	$627,431

	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury 10 Year Note Futures - February 2015 @ $127	446	$13,938
U.S. Treasury 10 Year Note Futures - March 2015 @ $127	424	92,750
U.S. Treasury 30 Year Bond Futures - February 2015 @ $139	418	6,531
U.S. Treasury 30 Year Bond Futures - February 2015 @ $148	343	117,906
Total Put Options Purchased (Premiums Paid, $1,896,873)		$231,125

Portfolio of Investments (unaudited) – continued

Money Market Funds - 8.0%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	406,228,999	$406,228,999
Total Investments (Identified Cost, $5,058,332,652)		$5,041,858,907

Other Assets, Less Liabilities - 1.4%		71,672,122
Net Assets - 100.0%		$5,113,531,029

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,814,577,193 representing 35.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banque Centrale de Tunisie, 5.75%, 1/30/25	1/27/15	$14,285,229	$14,636,300
Dominican Republic, 5.5%, 1/27/25	1/20/15	16,556,000	16,762,950
Dominican Republic, 6.85%, 1/27/45	1/20/15	14,335,000	14,478,350
Federal Republic of Ethiopia, 6.625%, 12/11/24	12/04/14	14,019,000	13,738,620
Petroleos Mexicanos, 5.625%, 1/23/46	1/15/15	15,247,527	15,701,506
Reliance Industries Ltd., 4.125%, 1/28/25	1/21/15	11,919,468	12,175,450
Republic of Indonesia, 4.125%, 1/15/25	1/08/15	16,350,531	16,902,375
Republic of Indonesia, 5.125%, 1/15/45	1/08/15	14,325,938	15,359,400
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25	1/26/15	12,733,021	12,659,703
Total Restricted Securities			$132,414,654
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued

MXN	Mexican Peso
ZAR	South African Rand

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	28,489,381	2/03/15	$10,701,041	$10,617,490	$83,551
SELL	BRL	Goldman Sachs International	15,118,000	2/03/15	5,825,819	5,634,212	191,607
SELL	CLP	Deutsche Bank AG	4,200,083,000	3/16/15	6,707,255	6,601,376	105,879
SELL	EUR	Barclays Bank PLC	46,356,560	2/06/15	55,714,559	52,384,289	3,330,270
SELL	EUR	Credit Suisse Group	31,708,650	4/10/15	37,825,883	35,851,587	1,974,296
BUY	INR	JPMorgan Chase Bank N.A.	847,413,000	3/16/15	13,516,437	13,565,583	49,146
BUY	ZAR	JPMorgan Chase Bank N.A.	45,799,000	4/10/15	3,843,598	3,892,194	48,596

							$5,783,345

Liability Derivatives
BUY	BRL	Barclays Bank PLC	28,489,381	2/03/15	$11,084,329	$10,617,490	$(466,839)
BUY	BRL	Goldman Sachs International	15,118,000	2/03/15	5,678,549	5,634,212	(44,337)
BUY	BRL	JPMorgan Chase Bank N.A.	15,180,000	2/03/15	5,705,012	5,657,319	(47,693)
SELL	BRL	JPMorgan Chase Bank N.A.	15,180,000	2/03/15	5,546,218	5,657,319	(111,101)
BUY	CLP	Barclays Bank PLC	2,041,356,000	3/16/15	3,250,308	3,208,451	(41,857)
BUY	CLP	Deutsche Bank AG	2,158,727,000	3/16/15	3,465,608	3,392,926	(72,682)
BUY	EUR	Barclays Bank PLC	15,924,000	2/06/15-4/10/15	18,676,006	18,000,354	(675,652)
BUY	EUR	Goldman Sachs International	4,753,307	4/10/15	5,376,395	5,374,357	(2,038)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	IDR	JPMorgan Chase Bank N.A.	6,802,350,000	3/16/15	$536,717	$533,256	$(3,461)
BUY	INR	Deutsche Bank AG	590,000,000	2/27/15	9,569,378	9,477,912	(91,466)
BUY	INR	JPMorgan Chase Bank N.A.	435,239,000	3/16/15	7,034,166	6,967,406	(66,760)
BUY	MXN	Deutsche Bank AG	64,759,000	4/10/15	4,390,552	4,302,480	(88,072)
BUY	MXN	Goldman Sachs International	281,218,000	4/10/15	19,119,431	18,683,657	(435,774)
BUY	MXN	JPMorgan Chase Bank N.A.	318,694,325	4/10/15	21,386,034	21,173,522	(212,512)
BUY	MXN	Morgan Stanley Capital Services, Inc.	62,260,000	4/10/15	4,220,302	4,136,451	(83,851)

							$(2,444,095)

Futures Contracts at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	210	$27,483,750	March - 2015	$(998,235)

Swap Agreements at 1/31/15

Expiration		Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
3/20/25	USD	5,442,000	Barclays Bank PLC	(a)	1.00% (fixed rate)	(1)	$(794,803)
3/20/25	USD	1,319,000	Deutsche Bank AG	(b)	1.00% (fixed rate)	(1)	(192,640)
3/20/25	USD	27,861,000	Goldman Sachs International	(c)	1.00% (fixed rate)	(1)	(4,069,095)

							$(5,056,538)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $662,248.
(b)	Net unamortized premiums received by the fund amounted to $160,512.
(c)	Net unamortized premiums received by the fund amounted to $3,390,462.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2015, the fund had cash collateral of $3,268,898 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See notes to financial statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,652,103,653)	$4,635,629,908
Underlying affiliated funds, at cost and value	406,228,999
Total investments, at value (identified cost, $5,058,332,652)	$5,041,858,907
Cash	6,406,752
Restricted cash	3,268,898
Receivables for
Forward foreign currency exchange contracts	5,783,345
Investments sold	36,035,218
Fund shares sold	10,737,349
Interest	75,800,389
Other assets	36,713
Total assets	$5,179,927,571
Liabilities
Payables for
Distributions	$1,898,388
Forward foreign currency exchange contracts	2,444,095
Daily variation margin on open futures contracts	144,375
Investments purchased	24,762,677
Fund shares reacquired	19,368,375
Swaps, at value (net unamortized premiums received, $4,213,222)	5,056,538
Payable to affiliates
Investment adviser	262,560
Shareholder servicing costs	1,472,317
Distribution and service fees	47,735
Payable for independent Trustees’ compensation	11,503
Deferred country tax expense payable	10,474,525
Accrued expenses and other liabilities	453,454
Total liabilities	$66,396,542
Net assets	$5,113,531,029
Net assets consist of
Paid-in capital	$5,312,769,237
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $6,050,436 deferred country tax)	(21,090,630)
Accumulated net realized gain (loss) on investments and foreign currency	(162,919,065)
Accumulated distributions in excess of net investment income	(15,228,513)
Net assets	$5,113,531,029
Shares of beneficial interest outstanding	353,405,182

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$811,099,232	56,086,088	$14.46
Class B	41,506,208	2,855,922	14.53
Class C	300,905,350	20,738,183	14.51
Class I	3,080,735,549	213,110,333	14.46
Class R1	1,050,548	72,151	14.56
Class R2	28,492,810	1,958,175	14.55
Class R3	77,749,710	5,356,273	14.52
Class R4	74,820,599	5,163,788	14.49
Class R5	697,171,023	48,064,269	14.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.10 [100 / 95.75 x $14.46]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$154,073,086
Dividends from underlying affiliated funds	288,568
Foreign taxes withheld	(159,597)
Total investment income	$154,202,057
Expenses
Management fee	$20,732,719
Distribution and service fees	3,688,336
Shareholder servicing costs	2,932,347
Administrative services fee	330,353
Independent Trustees’ compensation	47,163
Custodian fee	267,076
Shareholder communications	637,585
Audit and tax fees	34,837
Legal fees	29,186
Miscellaneous	197,840
Total expenses	$28,897,442
Fees paid indirectly	(2,195)
Reduction of expenses by investment adviser and distributor	(1,015,199)
Net expenses	$27,880,048
Net investment income	$126,322,009
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,016,451 country tax)	$(5,866,251)
Futures contracts	(360,538)
Swap agreements	(1,477,302)
Foreign currency	1,232,738
Net realized gain (loss) on investments and foreign currency	$(6,471,353)
Change in unrealized appreciation (depreciation)
Investments (net of $310,556 increase in deferred country tax)	$(299,220,647)
Futures contracts	(1,276,116)
Swap agreements	5,107
Translation of assets and liabilities in foreign currencies	3,414,249
Net unrealized gain (loss) on investments and foreign currency translation	$(297,077,407)
Net realized and unrealized gain (loss) on investments and foreign currency	$(303,548,760)
Change in net assets from operations	$(177,226,751)

See notes to financial statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/15	Year ended 7/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$126,322,009	$289,784,874
Net realized gain (loss) on investments and foreign currency	(6,471,353)	(81,494,951)
Net unrealized gain (loss) on investments and foreign currency translation	(297,077,407)	278,286,776
Change in net assets from operations	$(177,226,751)	$486,576,699
Distributions declared to shareholders
From net investment income	$(130,662,284)	$(292,955,654)
From net realized gain on investments	—	(29,597,768)
Total distributions declared to shareholders	$(130,662,284)	$(322,553,422)
Change in net assets from fund share transactions	$(758,473,035)	$(709,722,196)
Total change in net assets	$(1,066,362,070)	$(545,698,919)
Net assets
At beginning of period	6,179,893,099	6,725,592,018
At end of period (including accumulated distributions in excess of net investment income of $15,228,513 and $10,888,238, respectively)	$5,113,531,029	$6,179,893,099

See notes to financial statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/15		Years ended 7/31
Class A			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.26		$14.82	$15.72	$15.01	$14.80	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.66	$0.67	$0.70	$0.71	$0.75
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		0.52	(0.72)	0.84	0.54	1.74
Total from investment operations	$(0.47)		$1.18	$(0.05)	$1.54	$1.25	$2.49
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.67)	$(0.74)	$(0.78)	$(0.73)	$(0.85)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.33)		$(0.74)	$(0.85)	$(0.83)	$(1.04)	$(0.85)
Net asset value, end of period (x)	$14.46		$15.26	$14.82	$15.72	$15.01	$14.80
Total return (%) (r)(s)(t)(x)	(3.16	)(n)	8.23	(0.59)	10.68	8.80	19.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.11	1.16	1.13	1.15	1.19
Expenses after expense reductions (f)	1.09	(a)	1.08	1.12	1.11	1.14	1.19
Net investment income	4.21	(a)	4.49	4.23	4.73	4.83	5.29
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$811,099		$1,431,791	$1,759,552	$1,269,864	$1,123,447	$1,014,705

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.31		$14.88	$15.78	$15.07	$14.85	$13.21
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.56	$0.56	$0.60	$0.61	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		0.50	(0.73)	0.83	0.54	1.72
Total from investment operations	$(0.51)		$1.06	$(0.17)	$1.43	$1.15	$2.38
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.56)	$(0.62)	$(0.67)	$(0.62)	$(0.74)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.27)		$(0.63)	$(0.73)	$(0.72)	$(0.93)	$(0.74)
Net asset value, end of period (x)	$14.53		$15.31	$14.88	$15.78	$15.07	$14.85
Total return (%) (r)(s)(t)(x)	(3.37	)(n)	7.34	(1.31)	9.84	8.06	18.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.86	1.90	1.88	1.90	1.94
Expenses after expense reductions (f)	1.84	(a)	1.83	1.87	1.86	1.89	1.94
Net investment income	3.43	(a)	3.74	3.51	3.98	4.09	4.61
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$41,506		$46,518	$58,752	$57,860	$46,190	$33,123

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class C			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.29		$14.86	$15.76	$15.05	$14.84	$13.20
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.56	$0.56	$0.59	$0.61	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		0.50	(0.73)	0.84	0.53	1.75
Total from investment operations	$(0.51)		$1.06	$(0.17)	$1.43	$1.14	$2.38
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.56)	$(0.62)	$(0.67)	$(0.62)	$(0.74)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.27)		$(0.63)	$(0.73)	$(0.72)	$(0.93)	$(0.74)
Net asset value, end of period (x)	$14.51		$15.29	$14.86	$15.76	$15.05	$14.84
Total return (%) (r)(s)(t)(x)	(3.38	)(n)	7.34	(1.32)	9.85	7.99	18.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.86	1.90	1.88	1.90	1.94
Expenses after expense reductions (f)	1.84	(a)	1.83	1.87	1.86	1.89	1.94
Net investment income	3.43	(a)	3.75	3.50	3.97	4.09	4.44
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$300,905		$349,718	$508,561	$491,457	$390,816	$263,226

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class I			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.23		$14.79	$15.69	$14.98	$14.77	$13.13
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.70	$0.72	$0.73	$0.75	$0.78
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		0.52	(0.73)	0.84	0.53	1.74
Total from investment operations	$(0.43)		$1.22	$(0.01)	$1.57	$1.28	$2.52
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.71)	$(0.78)	$(0.81)	$(0.76)	$(0.88)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.34)		$(0.78)	$(0.89)	$(0.86)	$(1.07)	$(0.88)
Net asset value, end of period (x)	$14.46		$15.23	$14.79	$15.69	$14.98	$14.77
Total return (%) (r)(s)(x)	(2.85	)(n)	8.50	(0.35)	10.97	9.08	19.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.86	0.90	0.88	0.90	0.95
Expenses after expense reductions (f)	0.84	(a)	0.83	0.87	0.86	0.89	0.94
Net investment income	4.42	(a)	4.73	4.50	4.92	5.10	5.50
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$3,080,736		$3,544,099	$3,793,125	$3,148,303	$1,633,849	$992,622

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class R1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.33		$14.88	$15.79	$15.07	$14.86	$13.21
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.56	$0.56	$0.59	$0.61	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		0.52	(0.74)	0.85	0.53	1.73
Total from investment operations	$(0.50)		$1.08	$(0.18)	$1.44	$1.14	$2.39
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.56)	$(0.62)	$(0.67)	$(0.62)	$(0.74)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.27)		$(0.63)	$(0.73)	$(0.72)	$(0.93)	$(0.74)
Net asset value, end of period (x)	$14.56		$15.33	$14.88	$15.79	$15.07	$14.86
Total return (%) (r)(s)(x)	(3.30	)(n)	7.48	(1.38)	9.91	7.98	18.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.85	1.90	1.88	1.90	1.94
Expenses after expense reductions (f)	1.84	(a)	1.82	1.87	1.87	1.90	1.94
Net investment income	3.43	(a)	3.73	3.51	3.96	4.12	4.65
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$1,051		$1,079	$934	$936	$492	$233

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class R2			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.32		$14.87	$15.78	$15.06	$14.85	$13.21
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.63	$0.64	$0.67	$0.69	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		0.53	(0.74)	0.84	0.52	1.74
Total from investment operations	$(0.46)		$1.16	$(0.10)	$1.51	$1.21	$2.46
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.70)	$(0.74)	$(0.69)	$(0.82)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.31)		$(0.71)	$(0.81)	$(0.79)	$(1.00)	$(0.82)
Net asset value, end of period (x)	$14.55		$15.32	$14.87	$15.78	$15.06	$14.85
Total return (%) (r)(s)(x)	(3.06	)(n)	8.02	(0.88)	10.46	8.52	19.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.36	1.41	1.38	1.41	1.46
Expenses after expense reductions (f)	1.34	(a)	1.32	1.37	1.36	1.40	1.46
Net investment income	3.93	(a)	4.24	4.00	4.44	4.64	5.07
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$28,493		$29,234	$28,338	$24,183	$11,329	$1,798

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class R3			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.28		$14.83	$15.73	$15.01	$14.80	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.66	$0.68	$0.70	$0.72	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	(0.74)		0.53	(0.73)	0.85	0.53	1.75
Total from investment operations	$(0.43)		$1.19	$(0.05)	$1.55	$1.25	$2.49
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.67)	$(0.74)	$(0.78)	$(0.73)	$(0.85)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.33)		$(0.74)	$(0.85)	$(0.83)	$(1.04)	$(0.85)
Net asset value, end of period (x)	$14.52		$15.28	$14.83	$15.73	$15.01	$14.80
Total return (%) (r)(s)(x)	(2.89	)(n)	8.29	(0.59)	10.75	8.80	19.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.10	1.16	1.14	1.15	1.20
Expenses after expense reductions (f)	1.09	(a)	1.06	1.13	1.12	1.15	1.20
Net investment income	4.18	(a)	4.48	4.25	4.64	4.87	5.15
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$77,749		$81,184	$52,066	$35,355	$8,831	$2,981

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class R4			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.27		$14.83	$15.73	$15.01	$14.80	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.70	$0.72	$0.74	$0.76	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		0.52	(0.73)	0.84	0.53	1.80
Total from investment operations	$(0.44)		$1.22	$(0.01)	$1.58	$1.29	$2.52
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.71)	$(0.78)	$(0.81)	$(0.77)	$(0.88)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.34)		$(0.78)	$(0.89)	$(0.86)	$(1.08)	$(0.88)
Net asset value, end of period (x)	$14.49		$15.27	$14.83	$15.73	$15.01	$14.80
Total return (%) (r)(s)(x)	(2.90	)(n)	8.49	(0.34)	11.03	9.07	19.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.86	0.90	0.89	0.90	1.02
Expenses after expense reductions (f)	0.84	(a)	0.83	0.87	0.87	0.90	1.02
Net investment income	4.43	(a)	4.74	4.52	4.91	5.11	5.00
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$74,821		$80,457	$103,937	$111,391	$48,313	$24,458

See notes to financial statements

Financial Highlights – continued

	Six months ended 1/31/15		Years ended 7/31
Class R5 (y)			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.27		$14.82	$15.73	$15.00	$14.79	$13.15
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.71	$0.73	$0.74	$0.73	$0.75
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		0.53	(0.73)	0.84	0.54	1.76
Total from investment operations	$(0.42)		$1.24	$—	$1.58	$1.27	$2.51
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.72)	$(0.80)	$(0.80)	$(0.75)	$(0.87)
From net realized gain on investments	—		(0.07)	(0.11)	(0.05)	(0.31)	—
Total distributions declared to shareholders	$(0.35)		$(0.79)	$(0.91)	$(0.85)	$(1.06)	$(0.87)
Net asset value, end of period (x)	$14.50		$15.27	$14.82	$15.73	$15.00	$14.79
Total return (%) (r)(s)(x)	(2.78	)(n)	8.68	(0.30)	11.01	8.97	19.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.76	0.81	0.96	0.99	1.03
Expenses after expense reductions (f)	0.73	(a)	0.73	0.78	0.94	0.99	1.03
Net investment income	4.53	(a)	4.82	4.59	4.91	4.95	5.26
Portfolio turnover	28	(n)	62	66	52	80	100
Net assets at end of period (000 omitted)	$696,171		$615,814	$420,329	$261,885	$115,940	$298,331

See notes to financial statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and

Notes to Financial Statements (unaudited) – continued

financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$231,125	$—	$—	$231,125
Non-U.S. Sovereign Debt	—	3,536,842,112	—	3,536,842,112
Foreign Bonds	—	1,097,929,240	—	1,097,929,240
Purchased Currency Options	—	627,431	—	627,431
Mutual Funds	406,228,999	—	—	406,228,999
Total Investments	$406,460,124	$4,635,398,783	$—	$5,041,858,907

Other Financial Instruments
Futures Contracts	$(998,235)	$—	$—	$(998,235)
Swap Agreements	—	(5,056,538)	—	(5,056,538)
Forward Foreign Currency Exchange Contracts	—	3,339,250	—	3,339,250

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(998,235)
Interest Rate	Purchased Interest Rate Options	231,125	—
Foreign Exchange	Forward Foreign Currency Exchange	5,783,345	(2,444,095)
Foreign Exchange	Purchased Currency Options	627,431	—
Credit	Credit Default Swaps	—	(5,056,538)
Total		$6,641,901	$(8,498,868)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(360,538)	$—	$—	$(1,885,967)
Foreign Exchange	—	—	1,342,142	2,318,538
Credit	—	(1,477,302)	—	—
Total	$(360,538)	$(1,477,302)	$1,342,142	$432,571

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(1,276,116)	$—	$—	$(1,526,130)
Foreign Exchange	—	—	3,461,917	99,871
Credit	—	5,107	—	—
Total	$(1,276,116)	$5,107	$3,461,917	$(1,426,259)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported

Notes to Financial Statements (unaudited) – continued

separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared

Notes to Financial Statements (unaudited) – continued

swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical

Notes to Financial Statements (unaudited) – continued

settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of January 31, 2015 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of January 31, 2015, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $34,622,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/14
Ordinary income (including any short-term capital gains)	$292,994,028
Long-term capital gains	29,559,394
Total distributions	$322,553,422

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/15
Cost of investments	$5,088,222,881
Gross appreciation	247,809,582
Gross depreciation	(294,173,556)
Net unrealized appreciation (depreciation)	$(46,363,974)

As of 7/31/14
Undistributed ordinary income	11,231,671
Capital loss carryforwards	(68,834,692)
Post-October capital loss deferral	(50,861,617)
Other temporary differences	(35,379,735)
Net unrealized appreciation (depreciation)	252,495,200

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(68,834,692)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/15	Year ended 7/31/14	Six months ended 1/31/15	Year ended 7/31/14
Class A	$28,390,980	$68,901,010	$—	$6,905,158
Class B	797,461	1,898,760	—	235,005
Class C	5,921,894	15,401,255	—	1,965,520
Class I	75,856,986	170,812,162	—	17,041,148
Class R1	18,978	33,317	—	3,517
Class R2	600,134	1,189,713	—	122,642
Class R3	1,720,436	2,615,063	—	250,086
Class R4	1,766,956	4,038,364	—	392,789
Class R5	15,588,459	28,066,010	—	2,681,903
Total	$130,662,284	$292,955,654	$—	$29,597,768

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $7.5 billion and 0.60% of average daily net assets in excess of $7.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2015. For the six months ended January 31, 2015 this management fee reduction amounted to $832,767, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2015, this management fee reduction amounted to $169,750, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2015 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $60,898 for the six months ended January 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,629,745
Class B	0.75%	0.25%	1.00%	1.00%	223,204
Class C	0.75%	0.25%	1.00%	1.00%	1,656,845
Class R1	0.75%	0.25%	1.00%	1.00%	5,319
Class R2	0.25%	0.25%	0.50%	0.50%	73,704
Class R3	—	0.25%	0.25%	0.25%	99,519
Total Distribution and Service Fees					$3,688,336

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2015, this rebate amounted to $9,539, $63, and $6 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2015, were as follows:

Amount
Class A	$6,267
Class B	54,356
Class C	7,594

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2015, the fee was $130,974, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

Notes to Financial Statements (unaudited) – continued

Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,801,373.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2015 was equivalent to an annual effective rate of 0.0113% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the Compliance Officer Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended January 31, 2015, the aggregate fees paid by the fund under these agreements were $11,597 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreements in the amount of $3,074, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 11,920 shares of Class R1 and 7,132 shares of Class R5 for an aggregate amount of $274,683.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended January 31, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $1,415,557,135 and $1,965,805,440, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/15		Year ended 7/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,812,840	$131,003,726	30,799,477	$456,735,420
Class B	90,906	1,363,037	225,650	3,353,863
Class C	899,691	13,445,079	2,015,396	29,950,368
Class I	39,295,954	585,354,354	107,839,967	1,591,413,456
Class R1	15,829	235,542	45,600	679,755
Class R2	228,571	3,430,614	534,949	7,969,890
Class R3	906,566	13,485,218	3,647,065	54,966,771
Class R4	1,323,786	19,714,367	2,099,990	31,101,201
Class R5	8,319,873	124,114,211	14,973,710	220,728,534
	59,894,016	$892,146,148	162,181,804	$2,396,899,258

Shares issued to shareholders in reinvestment of distributions
Class A	1,842,060	$27,520,105	4,922,695	$72,796,332
Class B	42,619	638,814	115,177	1,709,069
Class C	307,731	4,608,320	891,647	13,207,665
Class I	4,472,811	66,639,085	11,177,837	164,964,639
Class R1	1,266	18,961	2,442	36,332
Class R2	40,055	599,970	88,302	1,312,040
Class R3	115,172	1,719,781	192,747	2,858,844
Class R4	116,872	1,744,850	274,487	4,064,322
Class R5	1,022,718	15,237,889	2,049,612	30,352,415
	7,961,304	$118,727,775	19,714,946	$291,301,658

Shares reacquired
Class A	(48,406,630)	$(705,166,116)	(60,629,534)	$(895,060,237)
Class B	(315,243)	(4,713,493)	(1,252,360)	(18,501,272)
Class C	(3,336,863)	(49,662,184)	(14,259,527)	(210,377,508)
Class I	(63,351,612)	(945,415,760)	(142,857,138)	(2,097,047,807)
Class R1	(15,326)	(227,995)	(40,407)	(594,563)
Class R2	(218,048)	(3,245,571)	(620,851)	(9,226,777)
Class R3	(977,244)	(14,582,132)	(2,039,454)	(30,529,548)
Class R4	(1,547,526)	(23,009,075)	(4,114,281)	(60,489,180)
Class R5	(1,594,720)	(23,324,632)	(5,074,114)	(76,096,220)
	(119,763,212)	$(1,769,346,958)	(230,887,666)	$(3,397,923,112)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/15		Year ended 7/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	(37,751,730)	$(546,642,285)	(24,907,362)	$(365,528,485)
Class B	(181,718)	(2,711,642)	(911,533)	(13,438,340)
Class C	(2,129,441)	(31,608,785)	(11,352,484)	(167,219,475)
Class I	(19,582,847)	(293,422,321)	(23,839,334)	(340,669,712)
Class R1	1,769	26,508	7,635	121,524
Class R2	50,578	785,013	2,400	55,153
Class R3	44,494	622,867	1,800,358	27,296,067
Class R4	(106,868)	(1,549,858)	(1,739,804)	(25,323,657)
Class R5	7,747,871	116,027,468	11,949,208	174,984,729
	(51,907,892)	$(758,473,035)	(48,990,916)	$(709,722,196)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2015, the fund’s commitment fee and interest expense were $11,320 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,801,882	964,451,263	(1,229,024,146)	406,228,999

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$288,568	$406,228,999

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.